Cover	Jun. 26, 2024
Document Information [Line Items]
Document Type	N-2ASR
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Effective Upon Filing, 462(e)	true
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	New Mountain Finance Corporation
Entity Central Index Key	0001496099
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Inv Company Type	N-2
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Entity Phone Fax Numbers [Line Items]
City Area Code	212
Local Phone Number	720-0300
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	John R. Kline
Entity Address, Address Line One	New Mountain Finance Corporation 1633 Broadway
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019